UNCONSOLIDATED STRUCTURED ENTITIES (Details) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of unconsolidated structured entities [line items]
Other account receivables	$ 224,340	$ 178,785
Grupo Aval [Member]
Disclosure of unconsolidated structured entities [line items]
Investments at fair value through profit or loss	3,050,101	2,746,594
Other account receivables	37,606	45,489
Total assets in relation to the Grupo Aval’s interests in the unconsolidated structured entities	3,087,707	2,792,083
Grupo Aval’s maximum exposure	3,087,707	2,792,083
Securitizations [Member] | Grupo Aval [Member]
Disclosure of unconsolidated structured entities [line items]
Investments at fair value through profit or loss	19,602	27,377
Other account receivables	0	0
Total assets in relation to the Grupo Aval’s interests in the unconsolidated structured entities	19,602	27,377
Grupo Aval’s maximum exposure	19,602	27,377
Managed funds [Member] | Grupo Aval [Member]
Disclosure of unconsolidated structured entities [line items]
Investments at fair value through profit or loss	3,030,499	2,719,217
Other account receivables	37,606	45,489
Total assets in relation to the Grupo Aval’s interests in the unconsolidated structured entities	3,068,105	2,764,706
Grupo Aval’s maximum exposure	$ 3,068,105	$ 2,764,706